Finance Lease Receivables	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
FINANCE LEASE RECEIVABLES
FINANCE LEASE RECEIVABLES

The Company provides financing arrangements to customers purchasing its products. These financing arrangements are largely classified and accounted for as sales-type leases.

The following table presents finance lease receivables sold by the Company for the years ended December 31:

	2015	2014	2013
Finance lease receivables sold	$10.6	$22.0	$—

The following table presents the components of finance lease receivables as of December 31:

	2015	2014
Gross minimum lease receivable	$76.0	$161.2
Allowance for credit losses	(0.5)	(0.4)
Estimated unguaranteed residual values	5.2	6.1
	80.7	166.9
Less:
Unearned interest income	(4.4)	(1.3)
Unearned residuals	(1.4)	(7.3)
	(5.8)	(8.6)
Total	$74.9	$158.3

Future minimum payments due from customers under finance lease receivables as of December 31, 2015 are as follows:

2016	$44.8
2017	22.1
2018	4.7
2019	2.2
2020	1.2
Thereafter	1.0
$76.0